Stockholders' equity (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended											1 Months Ended	12 Months Ended
	Apr. 30, 2011 CHF	Feb. 28, 2011 CHF	Nov. 30, 2010 USD ($)	Nov. 30, 2009 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Apr. 30, 2010 CHF	May 31, 2009 CHF	Dec. 31, 2011 Minimum CHF	Dec. 31, 2011 Maximum CHF	Dec. 31, 2011 ABB Ltd, Zurich (unconsolidated) CHF	Feb. 29, 2012 Call option exercised in February 2012	Feb. 29, 2012 Call option exercised in February 2012 Minimum CHF	Feb. 29, 2012 Call option exercised in February 2012 Maximum CHF	Feb. 29, 2012 Stock-based option plans	Dec. 31, 2011 Stock-based option plans USD ($)	Dec. 31, 2010 Stock-based option plans USD ($)	Dec. 31, 2009 Stock-based option plans USD ($)	Dec. 31, 2011 Options under 2007 launch of the MIP CHF	Dec. 31, 2011 Options under 2008 launch of the MIP CHF	Dec. 31, 2011 Options under 2009 launch of the MIP CHF	Dec. 31, 2011 Options under 2010 launch of the MIP CHF	Dec. 31, 2011 Options under 2011 launch of the MIP CHF	Dec. 31, 2011 ESAP	Dec. 31, 2011 ESAP U.S. and Canada USD ($)	Dec. 31, 2011 ESAP Other countries CHF	Dec. 31, 2011 2011, 2010 and 2009 launches of the LTIP	Dec. 31, 2011 Other share-based payment arrangements
Stockholders' equity
Company's authorized shares					2,818,782,064	2,747,639,755
Company's registered and issued shares					2,314,743,264	2,308,782,064
Nominal value of ABB Ltd share before nominal value reduction (in Swiss francs per share)								1.54	2.02
Nominal value of ABB Ltd share after nominal value reduction (in Swiss francs per share)								1.03	1.54
Distribution to ABB Ltd's shareholders (in Swiss francs per share)								0.51	0.48
Distribution declared to ABB Ltd's shareholders (in Swiss francs per share)	0.60
Distribution to ABB Ltd's shareholders (in the form of nominal value reduction)						$ 1,112	$ 1,024
Distribution to ABB Ltd's shareholders					1,569
Proposed distribution (in Swiss francs per share)		0.65
Details of Stockholder's equity
Shares purchased on the open market for share-based payment arrangements						12,100,000
Cost of shares purchased on the open market for share-based payment arrangements					(5)	228
Shares issued relating to call options (in shares)					6,000,000	2,100,000	1,000,000
Net increase in capital stock and additional paid-in capital due to call options exercised					105	78	90										105	16	7
Call options held by bank (in shares)					7,900,000
Call options exercised in February 2012													2,700,000
Call options held by the bank, strike price (in Swiss francs per share)										15.30	36.40
Call options held by bank, exercisable (in shares)													1,700,000
Call options held by the bank, exercisable, strike price (in Swiss francs per share)														19.00	36.40
Outstanding obligation of options granted (in shares)																				2,800,000	3,000,000	4,500,000	7,700,000	9,200,000	4,900,000			2,000,000	1,000,000
Shares issued from treasury stock (in shares)			3,200,000													2,700,000
Strike price of options granted (in Swiss francs per share)																				26.00	36.40	19.00	22.50	25.50		$ 18.10	15.98
Shares issued from contingent capital stock (in shares)				5,500,000
Increase in capital stock and additional paid-in capital due to ESAP issue			10	83
Reduction in treasury stock			52
Total statutory stockholders' equity												12,483
Share capital of ABB Ltd, Zurich												2,384
Reserves of ABB Ltd, Zurich												10,099
Restricted legal reserves for own shares of ABB Ltd, Zurich												512
Restricted ordinary legal reserves of ABB Ltd, Zurich												1,000